Note 7 - Investment in Affiliates (Tables)	12 Months Ended
Dec. 31, 2015
Note 7 - Investment in Affiliates (Tables) [Line Items]
Equity Method Investments [Table Text Block]
	As of December 31,
	2014	2015
	RMB	RMB
Teamhead Automobile	498	528
Sincere Fame	219,205	283,666
Total	219,703	284,194

Balance Sheet [Member]
Note 7 - Investment in Affiliates (Tables) [Line Items]
Schedule of Investments in and Advances to Affiliates, Schedule of Investments [Table Text Block]
	As of December 31,
	2014	2015
	RMB	RMB
Balance sheet
Current assets	364,045	1,348,637
Non-current assets	1,335,315	2,190,168
Current liabilities	929,731	2,389,167
Non-current liabilities	2,904	69,615

Income Statement [Member]
Note 7 - Investment in Affiliates (Tables) [Line Items]
Schedule of Investments in and Advances to Affiliates, Schedule of Investments [Table Text Block]
	Year Ended December 31,
	2013	2014	2015
Results of operation	RMB	RMB	RMB
Net Revenues	365,521	403,908	599,372
Gross profit	295,954	346,688	427,258
Income from operations	139,211	184,531	158,846
Net profit	116,674	148,891	130,647